Debt - Schedule of Senior Unsecured Notes and Term Loans Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Long-term Debt	$ 6,815,870
Notes Payable and Term Loan
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Unamortized discount	(138,030)	$ (169,356)
Unamortized deferred financing costs	(20,059)	(9,144)
Total unsecured notes and term loans payable, net	$ 3,348,911	2,977,100
Tranche A-2 Term Loan
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.8878%
Long-term Debt	$ 650,000	727,500
Tranche A-1 Term Loan
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.0263%
Long-term Debt	$ 1,000,000	921,100
Senior Unsecured Notes
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Long-term Debt	$ 1,857,000	1,507,000
Senior Unsecured Notes | Series C issued April 2016
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.73%
Long-term Debt	$ 82,000	82,000
Senior Unsecured Notes | Public Notes issued March 2018
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.50%
Long-term Debt	$ 350,000	350,000
Senior Unsecured Notes | Public Notes Issued February 2019
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	4.625%
Long-term Debt	$ 350,000	350,000
Senior Unsecured Notes | Public Notes Issued November 2020
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	2.75%
Long-term Debt	$ 350,000	350,000
Senior Unsecured Notes | Notes issued March 2025
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	5.40%
Long-term Debt	$ 350,000	0
Senior Unsecured Notes | Public Notes Issued November 2021
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Stated interest rate (as a percent)	2.70%
Long-term Debt	$ 375,000	375,000
Unsecured Term Loan
Summary of nonrecourse debt obligations of consolidated special purpose entity subsidiaries
Long-term Debt	$ 1,650,000	$ 1,648,600